PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consists of the following as of March 31, 2025 and 2024:

	As of March 31,
	2024	2025
	USD	USD

Cost
Machinery	665,657	665,657
Motor vehicles	3,205	3,205
Office Equipment	10,752	10,752
Leasehold improvement	35,647	35,647
	715,261	715,261

Less: accumulated depreciation
Machinery	371,988	505,120
Motor vehicles	1,880	2,521
Office Equipment	3,219	5,369
Leasehold improvement	22,279	35,647
	399,366	548,657

Total property, plant and equipment, net	315,895	166,604